UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30-JUN-99


Check here if Amendment [ ];        Amendment Number: ___

     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Mark S. Siegel
                  -----------------------------------
Address:          1801 Century Park East Suite 1111
                  -----------------------------------
                  Los Angeles, CA  90067
                  -----------------------------------


Form 13F File Number:    28-4186
                         ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark S. Siegel
         ----------------------------
Title:   President
         ----------------------------
Phone:   (310) 843-0050
         ----------------------------

Signature, Place, and Date of Signing:

    /s/ Mark S. Siegel              Los Angeles, California        7/12/99
    ----------------------------    ----------------------------   -----------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
NONE

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                   NONE
                                                --------------------

Form 13F Information Table Entry Total:                 3
                                                --------------------

Form 13F Information Table Value Total:          $   110,730
                                                --------------------
                                                    (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                      REMY INVESTORS AND CONSULTANTS, INC.
                           Form 13F INFORMATION TABLE


    COLUMN 1        COLUMN 2      COLUMN 3        COLUMN 4        COLUMN 5             COLUMN 6      COLUMN 7       COLUMN 8
                                                   VALUE      SHRS OR   SH/   PUT/     INVESTMENT     OTHER       VOTING AUTHORITY
NAME OF ISSUER    TITLE OF CLASS   CUSIP          (x$1000)    PRN AMT   PRN   CALL     DISCRETION    MANAGERS   SOLE   SHARED   NONE

------------------------------------------------------------------------------------------------------------------------------------

UTI ENERGY CORP.  CLASS A COMMON  903387108       58,213     3,514,762                    SOLE                   X

------------------------------------------------------------------------------------------------------------------------------------

VARIFLEX, INC.    CLASS A COMMON  922242102        8,333     1,666,667                    SOLE                   X

------------------------------------------------------------------------------------------------------------------------------------

VIACOM, INC.      CLASS B COMMON  925524308       44,184     1,004,180                    SOLE                   X

------------------------------------------------------------------------------------------------------------------------------------


COLUMN TOTALS                                    110,730